Schedule of Investments (unaudited) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 5.2%
Ajax Mortgage Loan Trust(a)(b):
Series 2018-E, Class A, 4.38%, 06/25/58	USD	283	$287,208
Series 2018-F, Class A, 4.38%, 11/25/58(c)		311	313,911
Series 2018-G, Class A, 4.38%, 06/25/57(c)		406	407,698
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.12%, 10/21/28(b)(d)		500	490,314
ALM VI Ltd., Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 4.70%, 07/15/26(b)(d)		500	493,431
ALM VII R-2 Ltd., Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 4.19%, 10/15/27(b)(d)		250	245,299
ALM XVI Ltd.(b)(d):
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 3.90%, 07/15/27		500	491,363
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 4.70%, 07/15/27		1,000	967,486
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 4.54%, 01/28/31(b)(d)		250	226,409
Ares LIII CLO Ltd., Series 2019-53A, Class D, (LIBOR USD 3 Month + 3.75%), 5.69%, 04/24/31(b)(d)		500	482,079
Ares XL CLO Ltd., Series 2016-40A, Class CR, (LIBOR USD 3 Month + 3.40%), 5.40%, 01/15/29(b)(d)		500	491,316
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(b)(d)		750	604,276
Ares XLVII CLO Ltd.(b)(d):
Series 2018-47A, Class D, (LIBOR USD 3 Month + 2.70%), 4.70%, 04/15/30		500	462,619
Series 2018-47A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 04/15/30		500	366,242
Ares XLVIII CLO, Series 2018-48A, Class D, (LIBOR USD 3 Month + 2.70%), 4.67%, 07/20/30(b)(d)		500	461,844
Ares XXVII CLO Ltd.(b)(d):
Series 2013-2A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.34%, 07/28/29		500	496,212
Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 5.69%, 07/28/29		750	735,582
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class C, (LIBOR USD 3 Month + 2.90%), 5.06%, 05/15/30(b)(d)		500	460,287
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, (LIBOR USD 3 Month + 3.00%), 5.00%, 07/15/30(b)(d)		500	474,012
ASSURANT CLO I Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.10%), 4.07%, 10/20/29(b)(d)		500	483,424
Atlas Senior Loan Fund X Ltd., Series 2018-10A, Class D, (LIBOR USD 3 Month + 2.75%), 4.75%, 01/15/31(b)(d)		550	494,859
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 3.95%, 08/23/30(b)(d)		250	239,372
Atrium XV, Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 4.93%, 01/23/31(b)(d)		250	231,613
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2, (LIBOR USD 1 Month + 1.73%), 3.55%, 04/25/34(d)		112	115,538
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.05%, 10/15/30(b)(d)		500	464,800

Security	Par (000)		Value

Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.(b)(d):
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.35%), 5.53%, 08/14/30	USD	500	$469,798
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.65%), 4.65%, 01/15/31		450	383,815
Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 10.47%, 07/20/32		253	244,903
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 3.82%, 04/20/27		250	244,095
Carlyle US CLO Ltd., Series 2016-4A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.07%, 10/20/27(b)(d)		250	245,619
Carrington Mortgage Loan Trust(d):
Series 2006-NC3, Class A4, (LIBOR USD 1 Month + 0.24%), 2.06%, 08/25/36		300	236,826
Series 2006-NC5, Class A3, (LIBOR USD 1 Month + 0.15%), 1.97%, 01/25/37		132	109,287
Catskill Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.70%), 5.67%, 04/20/29(b)(d)		250	242,660
CBAM Ltd., Series 2017-2A, Class C1, (LIBOR USD 3 Month + 2.40%), 4.40%, 10/17/29(b)(d)		500	490,561
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 5.58%, 07/23/30(b)(d)		500	488,173
Cedar Funding IX CLO Ltd., Series 2018-9A, Class SUB, 0.00%, 04/20/31(a)(b)		1,000	729,690
Cedar Funding VI CLO Ltd., Series 2016-6A, Class DR, (LIBOR USD 3 Month + 3.00%), 4.97%, 10/20/28(b)(d)		500	472,941
CIFC Funding Ltd.(b)(d):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 3.20%), 5.20%, 10/17/30		650	623,959
Series 2015-3A, Class CR, (LIBOR USD 3 Month + 1.65%), 3.62%, 04/19/29		250	239,726
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.50%), 5.47%, 04/23/29		500	489,445
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.65%), 4.65%, 04/18/31		1,000	926,454
Conseco Finance Corp., Series 1998-8, Class A1, 6.28%, 09/01/30		306	323,301
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, (LIBOR USD 1 Month + 0.15%), 2.06%, 10/15/36(d)		132	125,638
Deer Creek CLO Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.65%), 3.62%, 10/20/30(b)(d)		500	494,400
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR2, (LIBOR USD 3 Month + 3.70%), 5.70%, 04/15/29(b)(d)		500	493,498
Dryden 50 Senior Loan Fund, Series 2017-50A, Class SUB, 0.00%, 07/15/30(a)(b)		1,000	679,471
Dryden 70 CLO Ltd., Series 2018-70A, Class D, (LIBOR USD 3 Month + 3.75%), 5.75%, 01/16/32(b)(d)		250	240,534
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class B1LR, (LIBOR USD 3 Month + 3.15%), 5.31%, 08/15/30(b)(d)		500	472,479
Fillmore Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.90%), 4.90%, 07/15/30(b)(d)		250	235,730
First Franklin Mortgage Loan Trust(d):
Series 2006-FF9, Class 2A4, (LIBOR USD 1 Month + 0.25%), 2.07%, 06/25/36		1,750	1,572,966

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2006-FF13, Class A1, (LIBOR USD 1 Month + 0.12%), 1.94%, 10/25/36	USD	66	$52,806
Flatiron CLO 17 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.30%), 4.46%, 05/15/30(b)(d)		425	417,736
Flatiron CLO 19 Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.90%), 0.00%, 11/16/32(b)(d)		1,000	1,000,000
Galaxy XXIV CLO Ltd., Series 2017-24A, Class C, (LIBOR USD 3 Month + 1.70%), 3.70%, 01/15/31(b)(d)		250	234,063
GoldenTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.35%), 5.32%, 04/20/29(b)(d)		250	240,514
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.50%), 4.50%, 04/15/31(b)(d)		650	585,235
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1 Month + 0.35%), 2.17%, 12/25/35(d)		30	12,766
Series 2006-4, Class 1A1, 4.04%, 03/25/36(a)		72	62,289
Series 2006-5, Class 1A1, (LIBOR USD 1 Month + 0.18%), 2.00%, 03/25/36(d)		73	35,403
GSAMP Trust, Series 2006-FM3, Class A1, (LIBOR USD 1 Month + 0.14%), 1.96%, 11/25/36(d)		136	83,927
Highbridge Loan Management Ltd., Series 12A- 18, Class B, (LIBOR USD 3 Month + 1.85%), 3.85%, 07/18/31(b)(d)		500	477,556
Invitation Homes Trust(b)(d):
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 2.89%, 07/17/37		670	670,384
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 3.89%, 07/17/37		700	700,363
Series 2018-SFR4, Class A, (LIBOR USD 1 Month + 1.10%), 2.99%, 01/17/38		273	274,498
Jay Park CLO Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.65%), 4.62%, 10/20/27(b)(d)		250	234,174
Kayne CLO III Ltd.(b)(d):
Series 2019-3A, Class A, (LIBOR USD 3 Month + 1.48%), 3.48%, 04/15/32		2,500	2,508,912
Series 2019-3A, Class B1, (LIBOR USD 3 Month + 2.05%), 4.05%, 04/15/32		1,000	994,817
Long Beach Mortgage Loan Trust, Series 2006- 4, Class 1A, (LIBOR USD 1 Month + 0.15%), 1.97%, 05/25/36(d)		486	315,696
Madison Park Funding XXII Ltd., Series 2016-22A, Class C, (LIBOR USD 3 Month + 2.40%), 4.34%, 10/25/29(b)(d)		1,000	995,733
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, (LIBOR USD 3 Month + 2.60%), 4.57%, 04/20/30(b)(d)		500	461,226
Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, (LIBOR USD 3 Month + 3.00%), 4.93%, 01/23/31(b)(d)		500	464,746
Mariner CLO 7 Ltd., Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.00%), 4.54%, 04/30/32(b)(d)		500	497,254
Mastr Asset-Backed Securities Trust, Series 2007-HE1, Class A4, (LIBOR USD 1 Month + 0.28%), 2.10%, 05/25/37(d)		650	571,600

Security	Par (000)		Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR2, (LIBOR USD 3 Month + 3.00%), 4.97%, 10/21/30(b)(d)	USD	250	$224,061
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class CR, (LIBOR USD 3 Month + 1.60%), 3.57%, 04/20/27(b)(d)		1,490	1,420,462
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-25A, Class D, (LIBOR USD 3 Month + 3.25%), 5.25%, 10/18/29(b)(d)		500	472,258
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 01/15/29(b)		360	368,118
OCP CLO Ltd.(b)(d):
Series 2013-4A, Class CR, (LIBOR USD 3 Month + 3.96%), 5.90%, 04/24/29		500	493,179
Series 2014-5A, Class CR, (LIBOR USD 3 Month + 2.90%), 4.84%, 04/26/31		500	448,698
Series 2015-8A, Class CR, (LIBOR USD 3 Month + 2.80%), 4.80%, 04/17/27		500	493,283
Series 2015-9A, Class CR, (LIBOR USD 3 Month + 2.70%), 4.70%, 07/15/27		500	487,111
Series 2015-10A, Class BR, (LIBOR USD 3 Month + 1.85%), 3.79%, 10/26/27		500	492,704
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 4.09%, 11/20/30		500	481,341
Octagon Investment Partners 26 Ltd., Series 2016-1, Class AR, 4.75%, 04/20/31(a)		500	453,609
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.50%), 5.47%, 03/17/30(b)(d)		260	248,887
Octagon Investment Partners 31 LLC(b)(d):
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.70%), 5.67%, 07/20/30		500	484,708
Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.30%), 8.27%, 07/20/30		250	226,744
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.75%), 4.72%, 01/20/31(b)(d)		500	458,114
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 4.57%, 01/20/31(b)(d)		400	360,415
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.75%), 3.69%, 07/25/30(b)(d)		500	474,095
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 3.85%, 07/17/30(b)(d)		250	237,075
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class DR2, (LIBOR USD 3 Month + 2.50%), 4.44%, 01/25/31(b)(d)		500	444,061
Octagon Loan Funding Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.90%), 5.02%, 11/18/31(b)(d)		250	233,433
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 4.83%, 07/23/30(b)(d)		650	593,834
OZLM Funding Ltd., Series 2012-1A, Class CR2, (LIBOR USD 3 Month + 3.60%), 5.55%, 07/22/29(b)(d)		1,000	975,478
OZLM XIX Ltd., Series 2017-19A, Class C, (LIBOR USD 3 Month + 3.10%), 5.09%, 11/22/30(b)(d)		250	232,675
Palmer Square CLO Ltd.(b)(d):
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.50%, 10/17/31		300	289,475

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2013-2A, Class CRR, (LIBOR USD 3 Month + 3.20%), 5.50%, 10/17/31	USD	500	$477,548
Series 2015-1A, Class BR2, (LIBOR USD 3 Month + 2.25%), 4.40%, 05/21/29		500	494,289
Series 2015-1A, Class CR2, (LIBOR USD 3 Month + 3.15%), 5.30%, 05/21/29		500	499,974
Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.65%), 4.58%, 11/14/32(c)		500	500,000
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL1, Class A1, 4.21%, 07/25/60(b)(e)		370	373,352
Progress Residential Trust(b):
Series 2015-SFR3, Class F, 6.64%, 11/12/32		500	500,106
Series 2017-SFR2, Class F, 4.84%, 12/17/34		1,500	1,522,183
Series 2018-SFR2, Class F, 4.95%, 08/17/35		500	512,222
Series 2018-SFR3, Class F, 5.37%, 10/17/35		746	772,196
Series 2019-SFR2, Class F, 4.84%, 05/17/36		100	102,674
Regatta Funding LP(b)(d):
Series 2013-2A, Class A2R2, (LIBOR USD 3 Month + 1.85%), 3.85%, 01/15/29		500	498,106
Series 2013-2A, Class BR2, (LIBOR USD 3 Month + 2.70%), 4.70%, 01/15/29		500	494,852
Series 2013-2A, Class CR2, (LIBOR USD 3 Month + 3.70%), 5.70%, 01/15/29		500	490,532
Regatta IX Funding Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.90%), 5.90%, 04/17/30(b)(d)		250	249,175
Regatta VI Funding Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.05%), 4.02%, 07/20/28(b)(d)		250	242,292
Regatta X Funding Ltd., Series 2017-3A, Class C, (LIBOR USD 3 Month + 1.80%), 3.80%, 01/17/31(b)(d)		1,000	947,510
Regatta XIII Funding Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 2.10%), 4.10%, 07/15/31(b)(d)		500	480,800
Rockford Tower CLO Ltd.(b)(d):
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.17%, 10/20/31		300	292,834
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 5.82%, 04/20/32		500	484,731
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR USD 3 Month + 2.25%), 4.25%, 10/15/31(b)(d)		250	241,629
Silver Creek CLO Ltd., Series 2014-1A, Class DR, (LIBOR USD 3 Month + 3.35%), 5.32%, 07/20/30(b)(d)		500	497,282
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 4.60%, 01/15/30(b)(d)		650	593,125
TICP CLO VII Ltd., Series 2017-7A, Class C, (LIBOR USD 3 Month + 2.60%), 4.60%, 07/15/29(b)(d)		500	496,315
TICP CLO XI Ltd.(b)(d):
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.12%, 10/20/31		300	289,680
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.02%, 10/20/31		300	286,882
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 4.62%, 10/20/28(b)(d)		300	288,625

Security	Par (000)		Value

Asset-Backed Securities (continued)
Voya CLO Ltd., Series 2014-4A, Class BR2, (LIBOR USD 3 Month + 2.09%), 4.09%, 07/14/31(b)(d)	USD	250	$234,562
York CLO 1 Ltd.(b)(d):
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 4.05%, 10/22/29		500	484,884
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 4.96%, 10/22/29		270	266,589
York CLO-2 Ltd., Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.65%), 7.60%, 01/22/31(b)(d)		250	221,823
York CLO-3 Ltd.(b)(d):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 5.57%, 10/20/29		500	493,308
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 6.40%), 8.37%, 10/20/29		500	464,540
York CLO-4 Ltd., Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.10%), 6.07%, 01/20/30(b)(d)		500	499,189

Total Asset-Backed Securities — 5.2% (Cost: $62,516,990)			60,542,488

	Shares

Common Stocks — 14.5%

Airlines — 0.1%
Copa Holdings SA, Class A		10,370	1,055,044

Automobiles — 0.3%
Astra International Tbk. PT		2,162,200	1,069,426
Geely Automobile Holdings Ltd.		605,000	1,144,788
Maruti Suzuki India Ltd.		10,363	1,104,165

			3,318,379

Banks — 1.2%
Bank Mandiri Persero Tbk. PT		3,401,600	1,700,356
Bank of China Ltd., Class H		3,934,000	1,604,227
Bank of the Philippine Islands		546,150	1,043,410
Bank Polska Kasa Opieki SA		35,792	1,010,792
Commercial International Bank Egypt SAE		112,599	565,088
Erste Group Bank AG(f)		28,505	1,008,161
Grupo Financiero Banorte SAB de CV, Class O		366,286	2,002,753
HDFC Bank Ltd.		60,926	1,055,622
Industrial & Commercial Bank of China Ltd., Class H		2,071,000	1,483,650
Kasikornbank PCL, NVDR		195,400	899,126
Sberbank of Russia PJSC, ADR		84,165	1,239,440
TCS Group Holding plc, GDR		40,023	761,237

			14,373,862

Beverages — 0.1%
Ambev SA(f)		206,488	893,811
Fomento Economico Mexicano SAB de CV		39,945	355,064
Fomento Economico Mexicano SAB de CV, ADR		3,970	353,410

			1,602,285

Commercial Services & Supplies — 0.1%
S-1 Corp.		11,762	947,268

Construction & Engineering — 0.1%
Larsen & Toubro Ltd.		47,339	982,192

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H		190,000	1,135,579

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 0.1%
Neoenergia SA	175,874	$920,921

Electronic Equipment, Instruments & Components — 0.1%
Samsung SDI Co. Ltd.	5,904	1,152,141

Entertainment — 0.1%
NCSoft Corp.	2,251	998,985
NetEase, Inc., ADR	2,592	740,949

		1,739,934

Equity Real Estate Investment Trusts (REITs) — 5.6%
Alexandria Real Estate Equities, Inc.	18,329	2,909,729
alstria office REIT-AG	79,845	1,496,059
Ascendas REIT	1,138,528	2,651,692
Assura plc	2,900,561	2,810,417
AvalonBay Communities, Inc.	13,180	2,868,759
Boston Properties, Inc.	16,772	2,301,118
Community Healthcare Trust, Inc.	11,774	570,097
Cousins Properties, Inc.	70,696	2,837,031
Crown Castle International Corp.	16,837	2,336,807
Dexus	263,541	2,173,283
EPR Properties	26,331	2,048,289
Equinix, Inc.	4,513	2,557,878
Goodman Group	114,202	1,133,942
Hansteen Holdings plc	310,102	411,760
Hudson Pacific Properties, Inc	39,411	1,415,643
Kenedix Office Investment Corp.	392	3,070,951
Link REIT	168,000	1,829,756
Medical Properties Trust, Inc.	37,158	770,285
Mitsui Fudosan Logistics Park, Inc.	16	66,747
National Storage REIT	1,463,927	1,878,478
Omega Healthcare Investors, Inc.	25,942	1,142,486
Plymouth Industrial REIT, Inc.	28,194	531,739
Prologis, Inc.	35,974	3,157,078
PRS REIT plc (The)	120,936	139,471
Regency Centers Corp.	18,679	1,255,976
RioCan REIT	158,829	3,187,192
Sabana Shari’ah Compliant Industrial REIT	632,100	213,728
Scentre Group	503,502	1,330,326
Secure Income REIT plc	173,678	974,856
Segro plc	107,852	1,179,826
Simon Property Group, Inc.	9,536	1,436,884
Spirit Realty Capital, Inc.	58,843	2,932,735
STAG Industrial, Inc.	35,187	1,092,204
Sun Communities, Inc.	13,793	2,243,431
Target Healthcare REIT plc	844,756	1,225,565
Unibail-Rodamco-Westfield	3,493	540,145
Unibail-Rodamco-Westfield	6,116	945,756
VEREIT, Inc.	120,359	1,184,333
VICI Properties, Inc.	82,397	1,940,449

		64,792,901

Food & Staples Retailing — 0.2%
Cia Brasileira de Distribuicao, ADR(f)	10,804	222,779
Wal-Mart de Mexico SAB de CV	268,624	805,041
X5 Retail Group NV, GDR	33,458	1,118,894

		2,146,714

Gas Utilities — 0.1%
ENN Energy Holdings Ltd.	120,500	1,374,730

Health Care Providers & Services — 0.1%
Mediclinic International plc	79,526	373,218
Notre Dame Intermedica Participacoes SA	44,008	656,746

		1,029,964

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.2%
Genting Singapore Ltd.	1,306,800	$901,580
Wynn Macau Ltd.	442,800	960,912

		1,862,492

Household Durables — 0.1%
Haier Electronics Group Co. Ltd.	539,000	1,538,893

Industrial Conglomerates — 0.1%
SK Holdings Co. Ltd.	5,697	1,263,905

Insurance — 0.3%
BB Seguridade Participacoes SA	118,147	1,000,147
Ping An Insurance Group Co. of China Ltd., Class H	136,000	1,569,684
Prudential plc	76,686	1,339,462

		3,909,293

Oil, Gas & Consumable Fuels — 3.8%
Antero Midstream Corp.	32,434	208,875
BP Midstream Partners LP	23,132	341,197
Cheniere Energy, Inc.(f)	20,534	1,263,868
CNOOC Ltd.	619,000	921,227
Ecopetrol SA, ADR	53,586	977,944
Energy Transfer Equity LP	420,501	5,294,108
EnLink Midstream LLC(f)	52,692	329,325
Enterprise Products Partners LP	217,834	5,670,219
EQM Midstream Partners LP	43,754	1,307,370
Genesis Energy LP	109,064	2,199,821
Kinder Morgan, Inc.	50,330	1,005,593
Magellan Midstream Partners LP	68,997	4,299,893
MPLX LP	167,332	4,412,545
ONEOK, Inc.	31,986	2,233,582
Petroleo Brasileiro SA(f)	83,577	681,036
Petroleo Brasileiro SA, ADR(f)	41,771	678,361
Petronet LNG Ltd.	344,619	1,390,603
Phillips 66 Partners LP	23,494	1,313,080
Plains All American Pipeline LP	259,362	4,702,233
Qatar Gas Transport Co. Ltd.	1,547,167	1,043,414
Shell Midstream Partners LP	63,123	1,295,284
Tallgrass Energy LP, Class A	74,631	1,392,614
Targa Resources Corp.	18,968	737,476
Williams Cos., Inc. (The)	36,433	812,820

		44,512,488

Pharmaceuticals — 0.1%
Asymchem Laboratories Tianjin Co. Ltd., Class A	46,500	842,284

Real Estate Management & Development — 0.6%
Entra ASA(b)	122,423	1,833,306
ESR Cayman Ltd.(b)(f)	310,600	665,915
Hang Lung Properties Ltd.	279,000	613,299
Land & Houses PCL, NVDR	2,136,200	686,340
Vonovia SE	53,200	2,833,159

		6,632,019

Semiconductors & Semiconductor Equipment — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	316,000	3,096,738
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,726	657,043

		3,753,781

Specialty Retail — 0.1%(b)
Topsports International Holdings Ltd.(f)	571,000	688,615
Vivo Energy plc	321,793	508,538

		1,197,153

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.1%
Li Ning Co. Ltd.	277,500	$940,953

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(b)	111,600	1,048,471

Transportation Infrastructure — 0.3%
DP World plc	62,362	827,789
Grupo Aeroportuario del Pacifico SAB de CV, Class B	104,713	1,097,564
Jiangsu Expressway Co. Ltd., Class H	1,038,000	1,379,034
Macquarie Infrastructure Corp.	5,224	225,363

		3,529,750

Wireless Telecommunication Services — 0.1%
China Mobile Ltd.	153,000	1,243,385
Mobile TeleSystems PJSC	117,035	520,904
Mobile TeleSystems PJSC, ADR	1,042	9,326

		1,773,615

Total Common Stocks — 14.5% (Cost: $168,064,708)		169,377,011

	Par (000)

Corporate Bonds — 24.2%

Aerospace & Defense — 0.5%
Bombardier, Inc.(b):
5.75%, 03/15/22	16	15,680
6.13%, 01/15/23	64	62,240
7.50%, 12/01/24	205	198,722
7.50%, 03/15/25	62	59,235
7.88%, 04/15/27	976	919,880
BWX Technologies, Inc., 5.38%, 07/15/26(b)	133	140,854
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	173	183,380
TransDigm UK Holdings plc, 6.88%, 05/15/26	749	797,685
TransDigm, Inc.(b):
6.25%, 03/15/26	2,900	3,106,625
5.50%, 11/15/27	722	719,610
Triumph Group, Inc., 6.25%, 09/15/24(b)	173	181,650

		6,385,561

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(b)	10	10,825

Airlines — 0.1%
Avianca Holdings SA, 8.38%, 05/10/20	400	381,500
Gol Finance, Inc., 7.00%, 01/31/25(b)	694	711,010
Latam Finance Ltd., 6.88%, 04/11/24(b)	489	517,117

		1,609,627

Auto Components — 0.2%
Icahn Enterprises LP:
4.75%, 09/15/24(b)	41	41,410
6.25%, 05/15/26	444	470,640
Panther BF Aggregator 2 LP(b):
6.25%, 05/15/26	628	663,922
8.50%, 05/15/27	711	716,332

		1,892,304

Automobiles — 0.0%
Tesla, Inc., 5.30%, 08/15/25(b)	223	210,735

Security	Par (000)		Value

Banks — 4.3%
Australia & New Zealand Banking Group Ltd., (USD Swap Rate 5 Year + 5.17%), 6.75%(b)(d)(g)	USD	820	$923,525
Banco Bilbao Vizcaya Argentaria SA, (USD Swap Semi 5 Year + 3.87%), 6.13%(d)(g)		1,200	1,180,500
Banco Mercantil del Norte SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 6.75%(b)(d)(g)		400	406,000
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(d)(g)		325	335,563
Barclays plc, (USD Swap Semi 5 Year + 6.77%), 7.88%(d)(g)		1,759	1,875,671
BBVA Bancomer SA, 6.75%, 09/30/22(b)		373	409,060
BNP Paribas SA, (USD Swap Semi 5 Year + 6.31%), 7.63%(b)(d)(g)		704	739,200
Burgan Bank SAK, (USD Swap Semi 5 Year + 4.01%), 5.75%(d)(g)		200	200,750
Citigroup, Inc., Series U, (SOFR + 3.81%), 5.00%(d)(g)		2,575	2,661,906
Credit Agricole SA(b)(d)(g):
(USD Swap Semi 5 Year + 4.90%), 7.88%		350	394,596
(USD Swap Semi 5 Year + 6.19%), 8.12%		3,325	3,981,687
Danske Bank A/S, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%(d)(g)		2,680	2,847,500
Emirates NBD PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(d)(g)		500	520,938
Gilex Holding SARL, 8.50%, 05/02/23(b)		183	198,555
HSBC Holdings plc(d)(g):
(USD Swap Rate 5 Year + 5.51%), 6.87%		581	606,274
(USD Swap Rate 5 Year + 4.37%), 6.37%		1,000	1,065,620
(USD Swap Rate 5 Year + 3.75%), 6.00%		1,387	1,439,706
(USD Swap Rate 5 Year + 3.61%), 6.50%		595	629,956
Industrial & Commercial Bank of China Asia Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.25%(d)(g)		200	201,375
JPMorgan Chase & Co.(d):
Series U, (LIBOR USD 3 Month + 0.95%), 3.22%, 02/02/37		1,415	1,241,662
Series W, (LIBOR USD 3 Month + 1.00%), 3.16%, 05/15/47		2,042	1,689,755
Lloyds Banking Group plc(d)(g):
(USD Swap Semi 5 Year + 4.50%), 7.50%		380	418,072
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%		485	515,919
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(b)(d)(g)		3,679	3,770,975
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%(d)(g)		600	595,688
Nordea Bank Abp, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(b)(d)(g)		3,050	3,324,500
Promerica Financial Corp., 9.70%, 05/14/24(b)		200	207,187
Royal Bank of Scotland Group plc(d)(g):
(USD Swap Semi 5 Year + 7.60%), 8.62%		2,161	2,328,477
(USD Swap Semi 5 Year + 5.72%), 8.00%		2,325	2,659,219
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(d)(g)		200	214,625
Societe Generale SA, (USD Swap Rate 5 Year + 5.87%), 8.00%(b)(d)(g)		1,700	1,942,250

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%(b)(d)(g)	USD 3,110	$3,296,600
UniCredit SpA, (USD Swap Semi 5 Year + 5.18%), 8.00%(d)(g)	2,340	2,468,634
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(d)(g)	200	201,563
Wachovia Capital Trust II, (LIBOR USD 3 Month + 0.50%), 2.50%, 01/15/27(d)	115	107,646
Westpac Banking Corp., (USD Swap Rate 5 Year + 2.89%), 5.00%(d)(g)	3,980	4,055,127
Woori Bank, 5.13%, 08/06/28	200	227,177

		49,883,458

Beverages — 0.0%
Central American Bottling Corp., 5.75%, 01/31/27(b)	463	487,018

Building Products — 0.1%(b)
Advanced Drainage Systems, Inc., 5.00%, 09/30/27	115	117,588
CPG Merger Sub LLC, 8.00%, 10/01/21	490	490,000
JELD-WEN, Inc., 4.63%, 12/15/25	86	85,140
PGT Escrow Issuer, Inc., 6.75%, 08/01/26	22	23,650

		716,378

Capital Markets — 1.1%
CCTI Ltd., 3.63%, 08/08/22	200	198,188
Credit Suisse AG, 6.50%, 08/08/23(b)	200	222,250
Credit Suisse Group AG(b)(d)(g):
(USD Swap Semi 5 Year + 4.60%), 7.50%	875	970,104
(USD Swap Semi 5 Year + 3.46%), 6.25%	3,453	3,681,761
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%	600	632,250
Goldman Sachs Group, Inc. (The), Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.62%), 5.50%(d)(g)	1,225	1,310,382
Macquarie Group Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%, 12/31/99(d)	200	205,000
UBS Group AG(d)(g):
(USD Swap Rate 5 Year + 5.50%), 6.87%	2,200	2,284,797
(USD Swap Semi 5 Year + 4.34%), 7.00%(b)	875	938,437
(USD Swap Semi 5 Year + 4.87%), 7.00%	1,627	1,814,105
(USD Swap Semi 5 Year + 4.59%), 6.87%	240	260,040

		12,517,314

Chemicals — 0.5%
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(h)	450	442,125
Atotech Alpha 3 BV, 6.25%, 02/01/25(b)	1,085	1,090,425
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20	218	220,180
Cydsa SAB de CV, 6.25%, 10/04/27(b)	607	625,779
Element Solutions, Inc., 5.88%, 12/01/25(b)	1,528	1,595,091
Fufeng Group Ltd., 5.88%, 08/28/21	200	207,592
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)	45	46,125
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(b)	253	256,542
Pearl Holding III Ltd., 9.50%, 12/11/22	200	141,580
Petkim Petrokimya Holding A/S, 5.88%, 01/26/23(b)	264	259,627
PQ Corp., 5.75%, 12/15/25(b)	779	806,265
Rock International Investment, Inc., 6.63%, 03/27/20	200	150,090
TPC Group, Inc., 10.50%, 08/01/24(b)	169	179,140

		6,020,561

Security	Par (000)		Value

Commercial Services & Supplies — 0.3%

ADT Security Corp. (The), 4.88%, 07/15/32(b)
GFL Environmental, Inc.(b):	USD	246	$212,864
7.00%, 06/01/26		254	269,240
8.50%, 05/01/27		219	240,900
GW B-CR Security Corp., 9.50%, 11/01/27(b)		36	36,990
IAA, Inc., 5.50%, 06/15/27(b)		170	182,138
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		475	495,781
Mobile Mini, Inc., 5.88%, 07/01/24		819	851,760
Prime Security Services Borrower LLC, 5.75%, 04/15/26(b)		121	123,989
Tuspark Forward Ltd., 7.95%, 08/15/21		400	383,000
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		158	163,135

			2,959,797

Communications Equipment — 0.1%
CommScope, Inc., 6.00%, 03/01/26(b)		572	587,730

Construction & Engineering — 0.2%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)		323	299,281
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		800	852,000
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		229	222,130
Delhi International Airport Ltd., 6.45%, 06/04/29		200	214,000
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(d)(g)		200	204,062
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		200	201,000

			1,992,473

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 11/01/31		709	986,396
CDBL Funding 1, 3.50%, 10/24/27		200	203,938
Credit Acceptance Corp., 6.63%, 03/15/26(b)		11	11,687
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		200	206,000
General Motors Financial Co., Inc., Series B, (LIBOR USD 3 Month + 3.44%), 6.50%(d)(g)		913	916,424
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(h)		185	188,876
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(d)(g)		200	175,875
Muthoot Finance Ltd., 6.13%, 10/31/22(b)		456	463,410
Navient Corp., 6.75%, 06/15/26		319	333,355
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	176,000
Springleaf Finance Corp.:
6.88%, 03/15/25		150	169,875
7.13%, 03/15/26		10	11,400
6.63%, 01/15/28		319	353,292

			4,196,528

Containers & Packaging — 0.4%(b)
Greif, Inc., 6.50%, 03/01/27		20	21,500
Intertape Polymer Group, Inc., 7.00%, 10/15/26		127	132,855
LABL Escrow Issuer LLC, 6.75%, 07/15/26		346	358,110
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24		1,571	1,616,166
Reynolds Group Issuer, Inc., 7.00%, 07/15/24		382	395,370
Trivium Packaging Finance BV(e):
5.50%, 08/15/26		489	512,227
8.50%, 08/15/27		1,240	1,322,150

			4,358,378

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Distributors — 0.2%(b)
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26	USD	66	$69,320
Core & Main Holdings LP, 8.62%, (8.62% Cash or 9.38% PIK), 09/15/24(h)		233	231,835
Core & Main LP, 6.13%, 08/15/25		1,528	1,552,830
Performance Food Group, Inc., 5.50%, 10/15/27		142	150,165

			2,004,150

Diversified Consumer Services — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		260	266,500
frontdoor, Inc., 6.75%, 08/15/26(b)		507	551,996
Laureate Education, Inc., 8.25%, 05/01/25(b)		89	96,565
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		172	178,020
Sotheby’s, 7.38%, 10/15/27(b)		200	200,000

			1,293,081

Diversified Financial Services — 0.5%(b)
Allied Universal Holdco LLC:
6.63%, 07/15/26		726	775,005
9.75%, 07/15/27		40	41,800
Fairstone Financial, Inc., 7.88%, 07/15/24		63	66,339
MPH Acquisition Holdings LLC, 7.13%, 06/01/24		969	896,373
Refinitiv US Holdings, Inc.:
6.25%, 05/15/26		877	952,641
8.25%, 11/15/26		934	1,048,415
Verscend Escrow Corp., 9.75%, 08/15/26		1,577	1,677,534

			5,458,107

Diversified Telecommunication Services — 1.0%
Altice France SA(b):
7.38%, 05/01/26		881	943,415
8.13%, 02/01/27		1,303	1,444,701
5.50%, 01/15/28		511	520,581
Axtel SAB de CV, 6.38%, 11/14/24(b)		741	766,740
CCO Holdings LLC(b):
5.13%, 05/01/27		1,022	1,076,932
5.38%, 06/01/29		115	122,763
4.75%, 03/01/30		89	90,753
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		340	377,859
Series Y, 7.50%, 04/01/24		207	234,945
5.63%, 04/01/25		648	682,895
Series P, 7.60%, 09/15/39		60	61,050
Series U, 7.65%, 03/15/42		139	141,085
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		609	549,622
Embarq Corp., 8.00%, 06/01/36		90	89,100
Frontier Communications Corp.(b):
8.50%, 04/01/26		72	72,180
8.00%, 04/01/27		862	905,100
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		628	587,180
8.50%, 10/15/24(b)		273	275,102
9.75%, 07/15/25(b)		708	734,678
Level 3 Financing, Inc., 5.25%, 03/15/26		29	30,269
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(h)		399	362,591
Qualitytech LP, 4.75%, 11/15/25(b)		297	310,365
Sprint Capital Corp.:
6.88%, 11/15/28		355	386,836
8.75%, 03/15/32		176	214,611
Telecom Argentina SA(b):
6.50%, 06/15/21		398	375,613

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
8.00%, 07/18/26	USD	214	$191,463
Telesat Canada, 6.50%, 10/15/27(b)		77	80,392
Virgin Media Finance plc, 5.75%, 01/15/25(b)		398	409,940

			12,038,761

Electric Utilities — 0.6%
Adani Transmission Ltd., 4.00%, 08/03/26		200	204,312
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)		546	601,478
Duke Energy Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%(d)(g)		2,000	2,110,000
Emera, Inc., Series 16-A, (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(d)		1,125	1,265,017
Energuate Trust, 5.88%, 05/03/27(b)		400	402,000
Generacion Mediterranea SA, 9.63%, 07/27/23(b)		301	167,902
Genneia SA, 8.75%, 01/20/22(b)		519	350,163
Greenko Investment Co., 4.88%, 08/16/23		200	197,875
Huachen Energy Co. Ltd., 6.63%, 05/18/20		200	107,625
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		400	405,000
NextEra Energy Capital Holdings, Inc., (LIBOR USD 3 Month + 3.16%), 5.65%, 05/01/79(d)		490	540,593
Southern Co. (The), Series B, (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(d)		175	183,111
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		322	338,100
Stoneway Capital Corp., 10.00%, 03/01/27(b)		541	269,869

			7,143,045

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc., 6.00%, 12/01/25		91	93,503
APX Group, Inc.:
8.75%, 12/01/20		132	130,020
8.50%, 11/01/24(b)		62	61,535
Itron, Inc., 5.00%, 01/15/26(b)		68	70,380
Tsinghua Unic Ltd., 4.75%, 01/31/21		400	369,000

			724,438

Energy Equipment & Services — 0.4%
Anton Oilfield Services Group, 9.75%, 12/05/20		700	723,188
Apergy Corp., 6.38%, 05/01/26		133	130,007
Archrock Partners LP, 6.88%, 04/01/27(b)		384	396,442
Hilong Holding Ltd., 8.25%, 09/26/22		200	204,438
Honghua Group Ltd., 6.38%, 08/01/22		215	216,612
Noble Holding International Ltd.:
7.75%, 01/15/24		11	6,600
7.88%, 02/01/26(b)		96	63,360
Pacific Drilling SA, 8.38%, 10/01/23(b)		279	222,328
Rowan Cos., Inc., 4.88%, 06/01/22		145	97,150
Transocean, Inc.:
8.51%, 12/15/21(e)		10	10,150
9.00%, 07/15/23(b)		304	309,700
7.25%, 11/01/25(b)		44	38,830
7.50%, 01/15/26(b)		5	4,450
USA Compression Partners LP:
6.88%, 04/01/26		751	758,510
6.88%, 09/01/27(b)		959	959,000

			4,140,765

Entertainment — 0.2%
Netflix, Inc.:
5.88%, 11/15/28		118	129,948
4.88%, 06/15/30(b)		261	263,871

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Viacom, Inc.(d):
(LIBOR USD 3 Month + 3.90%), 5.87%, 02/28/57	USD 1,583	$1,644,341
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57	192	209,280

		2,247,440

Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc., 4.88%, 09/15/29(b)	179	183,251
MGM Growth Properties Operating Partnership LP:
4.50%, 09/01/26	857	910,562
4.50%, 01/15/28	41	42,948
Trust F/1401, 6.95%, 01/30/44	600	693,000

		1,829,761

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.:
6.63%, 06/15/24	216	226,530
7.50%, 03/15/26(b)	58	64,452
5.88%, 02/15/28(b)	359	383,233

		674,215

Food Products — 0.5%
BRF GmbH, 4.35%, 09/29/26	200	199,313
Chobani LLC, 7.50%, 04/15/25(b)	223	214,080
Grupo Bimbo SAB de CV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%(b)(d)(g)	600	633,750
JBS Investments II GmbH, 5.75%, 01/15/28(b)	329	342,818
JBS USA LUX SA(b):
5.88%, 07/15/24	37	38,295
5.75%, 06/15/25	1,207	1,257,543
6.75%, 02/15/28	661	729,165
6.50%, 04/15/29	587	653,055
MARB BondCo plc, 6.88%, 01/19/25(b)	899	935,522
MHP Lux SA, 6.25%, 09/19/29(b)	400	382,500
Minerva Luxembourg SA, 6.50%, 09/20/26(b)	400	419,000
Post Holdings, Inc., 5.50%, 12/15/29(b)	85	89,607
Simmons Foods, Inc., 7.75%, 01/15/24(b)	125	135,156

		6,029,804

Gas Utilities — 0.0%
ENN Energy Holdings Ltd., 3.25%, 07/24/22	200	200,875

Health Care Equipment & Supplies — 0.2%(b)
Immucor, Inc., 11.13%, 02/15/22	89	89,045
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22	2,129	2,049,162
Sotera Health Holdings LLC, 6.50%, 05/15/23	221	225,144

		2,363,351

Health Care Providers & Services — 0.6%
AHP Health Partners, Inc., 9.75%, 07/15/26(b)	320	344,800
Community Health Systems, Inc.(b):
8.63%, 01/15/24	171	173,992
8.00%, 03/15/26	571	558,153
Eagle Holding Co. II LLC, 7.75%, (7.75% Cash or 8.50% PIK), 05/15/22(b)(h)	121	122,815
Envision Healthcare Corp., 8.75%, 10/15/26(b)	98	56,350
MEDNAX, Inc., 6.25%, 01/15/27(b)	816	807,840
Molina Healthcare, Inc., 4.88%, 06/15/25(b)	105	106,706
NVA Holdings, Inc., 6.88%, 04/01/26(b)	72	77,220
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(h)	328	274,700
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25	666	616,050
10.00%, 04/15/27	283	286,538

Security	Par (000)		Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
8.13%, 04/01/22	USD	460	$497,398
4.88%, 01/01/26(b)		745	771,075
6.25%, 02/01/27(b)		1,394	1,477,069
5.13%, 11/01/27(b)		511	531,440
Vizient, Inc., 6.25%, 05/15/27(b)		103	111,078

			6,813,224

Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC, 5.00%, 10/15/25(b)		2,083	2,135,075
Boyne USA, Inc., 7.25%, 05/01/25(b)		45	49,162
Churchill Downs, Inc., 4.75%, 01/15/28(b)		50	51,750
Eldorado Resorts, Inc., 6.00%, 09/15/26		47	51,524
Golden Nugget, Inc., 6.75%, 10/15/24(b)		1,543	1,589,444
Grupo Posadas SAB de CV, 7.88%, 06/30/22(b)		773	773,966
IRB Holding Corp., 6.75%, 02/15/26(b)		131	133,292
Scientific Games International, Inc.(b):
5.00%, 10/15/25		866	891,980
8.25%, 03/15/26		891	942,233
Speedway Motorsports LLC, 4.88%, 11/01/27(b)		44	43,903
Station Casinos LLC, 5.00%, 10/01/25(b)		215	217,956
Studio City Co. Ltd., 7.25%, 11/30/21		200	204,688
Studio City Finance Ltd., 7.25%, 02/11/24		200	211,750
Viking Cruises Ltd., 5.88%, 09/15/27(b)		1,648	1,751,000
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)		80	83,400
Wynn Resorts Finance LLC, 5.13%, 10/01/29(b)		259	270,655
Yum! Brands, Inc., 4.75%, 01/15/30(b)		198	207,653

			9,609,431

Household Durables — 0.1%
Brookfield Residential Properties, Inc., 6.25%, 09/15/27(b)		123	125,460
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		337	370,363
Installed Building Products, Inc., 5.75%, 02/01/28(b)		53	55,676
Tempur Sealy International, Inc., 5.50%, 06/15/26		81	84,746
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		407	424,298
6.88%, 08/15/23		266	279,300

			1,339,843

Household Products — 0.1%(b)
Energizer Holdings, Inc.:
6.38%, 07/15/26		19	20,259
7.75%, 01/15/27		478	529,385
Spectrum Brands, Inc., 5.00%, 10/01/29		57	58,354

			607,998

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.:
5.38%, 01/15/23		486	493,873
5.75%, 01/15/25		1,036	1,063,195
5.25%, 06/01/26(b)		369	383,760
Clearway Energy Operating LLC, 5.38%, 08/15/24		48	48,660
Concord New Energy Group Ltd., 7.90%, 01/23/21		450	457,529
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35		225	246,727
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		500	464,062
Talen Energy Supply LLC:
6.50%, 06/01/25		11	8,250
10.50%, 01/15/26(b)		18	15,480

			3,181,536

8

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Industrial Conglomerates — 0.0%
CITIC Ltd., 4.00%, 01/11/28	USD	200	$211,688

Insurance — 0.4%
Acrisure LLC, 8.13%, 02/15/24(b)		218	231,287
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(b)		498	517,975
Ambac Assurance Corp., 5.10%, 06/07/20(b)		4	5,168
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.10%, 02/12/23(b)(d)		15	15,319
AmWINS Group, Inc., 7.75%, 07/01/26(b)		39	41,925
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(d)(g)		400	418,643
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		200	200,438
Fortune Star BVI Ltd., 6.75%, 07/02/23		1,100	1,132,656
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(d)(g)		200	191,456
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		193	197,342
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(d)(g)		200	196,625
HUB International Ltd., 7.00%, 05/01/26(b)		994	1,022,577
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%(d)(g)		200	199,375
Nationwide Financial Services, Inc., 6.75%, 05/15/37		175	203,448
NFP Corp., 8.00%, 07/15/25(b)		44	44,660
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		400	351,500

			4,970,394

Interactive Media & Services — 0.0%
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		145	132,675

Internet & Direct Marketing Retail — 0.0%
JD.com, Inc., 3.88%, 04/29/26		500	518,125

IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21		595	602,447
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)		1,264	1,177,100
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		306	315,562
HT Global IT Solutions Holdings Ltd., 7.00%, 07/14/21		200	205,938
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		739	760,246
Zayo Group LLC:
6.00%, 04/01/23		900	925,659
5.75%, 01/15/27(b)		875	889,333

			4,876,285

Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25(b)		379	395,581

Life Sciences Tools & Services — 0.2%
Avantor, Inc.(b):
6.00%, 10/01/24		901	963,061
9.00%, 10/01/25		1,273	1,422,195

			2,385,256

Machinery — 0.2%
Colfax Corp., 6.38%, 02/15/26(b)		109	117,992
EnPro Industries, Inc., 5.75%, 10/15/26		126	133,245
Grinding Media, Inc., 7.38%, 12/15/23(b)		220	212,300
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(b)		107	102,945
Navistar International Corp., 6.63%, 11/01/25(b)		193	196,860
RBS Global, Inc., 4.88%, 12/15/25(b)		244	251,625
SPX FLOW, Inc.(b):
5.63%, 08/15/24		48	49,980
5.88%, 08/15/26		67	70,183

Security	Par (000)		Value

Machinery (continued)
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)	USD	67	$72,025
Terex Corp., 5.63%, 02/01/25(b)		386	386,965
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		952	892,500
Wabash National Corp., 5.50%, 10/01/25(b)		116	113,100

			2,599,720

Media — 1.0%
Altice Financing SA(b):
6.63%, 02/15/23		321	329,731
7.50%, 05/15/26		1,055	1,120,938
Altice Luxembourg SA(b):
7.63%, 02/15/25		780	804,375
10.50%, 05/15/27		1,000	1,131,250
Clear Channel Worldwide Holdings, Inc.(b):
9.25%, 02/15/24		1,731	1,904,100
5.13%, 08/15/27		996	1,036,766
CSC Holdings LLC:
5.25%, 06/01/24		448	482,720
5.50%, 05/15/26(b)		200	210,750
5.38%, 02/01/28(b)		200	211,500
6.50%, 02/01/29(b)		375	418,828
5.75%, 01/15/30(b)		400	420,500
DISH DBS Corp., 5.88%, 07/15/22		846	884,755
Entercom Media Corp., 6.50%, 05/01/27(b)		123	128,535
GCI LLC, 6.63%, 06/15/24(b)		65	70,444
Gray Television, Inc., 7.00%, 05/15/27(b)		146	159,687
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		200	205,250
Meredith Corp., 6.88%, 02/01/26		334	344,264
Radiate Holdco LLC(b):
6.88%, 02/15/23		29	29,653
6.63%, 02/15/25		130	131,300
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		200	212,700
Univision Communications, Inc.(b):
5.13%, 05/15/23		20	20,000
5.13%, 02/15/25		408	398,310
Ziggo Bond Co. BV, 5.88%, 01/15/25(b)		1,109	1,142,270

			11,798,626

Metals & Mining — 1.0%
Big River Steel LLC, 7.25%, 09/01/25(b)		485	498,337
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		200	205,542
China Hongqiao Group Ltd., 7.13%, 07/22/22		200	193,500
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		200	202,270
Constellium SE(b):
5.75%, 05/15/24		356	366,271
6.63%, 03/01/25		250	261,637
5.88%, 02/15/26		1,594	1,661,745
Freeport-McMoRan, Inc., 5.45%, 03/15/43		2,830	2,631,900
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		254	269,089
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		200	200,000
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		190	201,163
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26		200	212,500
New Gold, Inc., 6.25%, 11/15/22(b)		233	233,000
Nexa Resources SA, 5.38%, 05/04/27(b)		443	469,026
Novelis Corp.(b):
6.25%, 08/15/24		1,233	1,291,567
5.88%, 09/30/26		1,275	1,338,878
Press Metal Labuan Ltd., 4.80%, 10/30/22		200	195,188

9

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Metals & Mining (continued)
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21	USD	200	$201,875
Usiminas International SARL, 5.88%, 07/18/26(b)		200	203,500
Vale Overseas Ltd., 6.25%, 08/10/26		273	318,263
Vedanta Resources Finance II plc, 8.00%, 04/23/23		200	201,500
Vedanta Resources Ltd.: 7.13%, 05/31/23		800	793,250

			12,150,001

Oil, Gas & Consumable Fuels — 2.1%
Adani Green Energy UP Ltd., 6.25%, 12/10/24		400	424,136
Antero Resources Corp., 5.38%, 11/01/21		94	83,895
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		265	250,769
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		142	132,060
BPRL International Singapore Pte. Ltd., 4.38%, 01/18/27		275	291,586
Brazos Valley Longhorn LLC, 6.88%, 02/01/25		95	74,575
Callon Petroleum Co.:
6.13%, 10/01/24		120	114,000
6.38%, 07/01/26		82	76,465
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		101	93,930
8.25%, 07/15/25		202	191,900
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		160	156,800
Cheniere Energy Partners LP, 5.63%, 10/01/26		244	257,725
Chesapeake Energy Corp.:
4.88%, 04/15/22		368	292,330
7.00%, 10/01/24		116	78,300
CNX Resources Corp., 5.88%, 04/15/22		778	760,495
Comstock Resources, Inc., 9.75%, 08/15/26		135	106,650
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		312	261,300
Covey Park Energy LLC, 7.50%, 05/15/25(b)		164	121,360
Crestwood Midstream Partners LP, 5.63%, 05/01/27(b)		158	158,991
CrownRock LP, 5.63%, 10/15/25(b)		600	586,512
DCP Midstream Operating LP, 6.75%, 09/15/37(b)		271	282,517
Denbury Resources, Inc.(b):
9.00%, 05/15/21		109	95,375
9.25%, 03/31/22		97	79,540
Enbridge, Inc.(d):
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77		1,825	1,925,375
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78		1,740	1,871,335
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		65	66,951
5.75%, 01/30/28		181	190,506
EnLink Midstream Partners LP:
4.85%, 07/15/26		19	17,385
5.60%, 04/01/44		64	49,120
5.05%, 04/01/45		112	84,000
5.45%, 06/01/47		127	97,155
Enterprise Products Operating LLC, Series E, (LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/77(d)		742	756,840
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		255	104,550
5.63%, 02/01/26		56	23,800
Frontera Energy Corp., 9.70%, 06/25/23(b)		588	625,485

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP:
6.50%, 10/01/25	USD	19	$18,050
6.25%, 05/15/26		198	183,150
Geopark Ltd., 6.50%, 09/21/24(b)		757	779,947
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(b)		200	186,750
Gran Tierra Energy, Inc., 7.75%, 05/23/27(b)		600	573,000
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27		400	398,125
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		122	111,020
Matador Resources Co., 5.88%, 09/15/26		160	153,400
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		500	534,375
MEG Energy Corp.(b):
6.38%, 01/30/23		94	88,830
7.00%, 03/31/24		50	46,875
6.50%, 01/15/25		207	215,280
Mongolian Mining Corp., 9.25%, 04/15/24		450	414,000
Murphy Oil Corp., 5.63%, 12/01/42(e)		38	32,344
Neerg Energy Ltd., 6.00%, 02/13/22		500	494,375
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		174	224,333
NuStar Logistics LP, 6.00%, 06/01/26		68	72,672
Parkland Fuel Corp., 5.88%, 07/15/27(b)		75	79,374
Parsley Energy LLC(b):
6.25%, 06/01/24		18	18,743
5.38%, 01/15/25		250	257,370
5.25%, 08/15/25		216	221,404
5.63%, 10/15/27		22	22,715
PBF Holding Co. LLC, 7.25%, 06/15/25		128	133,760
PDC Energy, Inc.:
6.13%, 09/15/24		10	9,706
5.75%, 05/15/26		68	63,580
Petrobras Global Finance BV:
6.13%, 01/17/22		23	24,659
5.30%, 01/27/25		326	353,873
8.75%, 05/23/26		515	659,200
6.00%, 01/27/28		513	575,618
7.25%, 03/17/44		470	571,050
QEP Resources, Inc.:
6.88%, 03/01/21		28	28,035
5.38%, 10/01/22		107	104,869
5.25%, 05/01/23		40	38,000
5.63%, 03/01/26		105	93,975
Range Resources Corp.:
5.75%, 06/01/21		184	182,850
5.88%, 07/01/22		40	38,000
5.00%, 08/15/22		15	13,875
ReNew Power Ltd., 6.45%, 09/27/22		300	303,375
ReNew Power Synthetic, 6.67%, 03/12/24		400	405,375
Santos Finance Ltd.:
4.13%, 09/14/27		200	203,603
5.25%, 03/13/29		200	216,715
SM Energy Co.:
6.13%, 11/15/22		59	56,197
5.00%, 01/15/24		39	34,515
5.63%, 06/01/25		41	34,748
6.75%, 09/15/26		59	50,593
6.63%, 01/15/27		35	29,488
SRC Energy, Inc., 6.25%, 12/01/25		40	37,392
Sunoco LP:
5.50%, 02/15/26		39	40,320
6.00%, 04/15/27		10	10,500
Tallgrass Energy Partners LP, 5.50%, 01/15/28(b)		735	690,900

10

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TerraForm Power Operating LLC(b):
5.00%, 01/31/28	USD	96	$101,251
4.75%, 01/15/30		169	174,704
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(d)		2,646	2,870,910
Viper Energy Partners LP, 5.38%, 11/01/27(b)		63	63,630
Whiting Petroleum Corp., 6.63%, 01/15/26		7	4,340
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(d)(g)		200	201,248
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	201,216

			24,531,915

Paper & Forest Products — 0.1%
Suzano Austria GmbH, 6.00%, 01/15/29		689	759,967

Personal Products — 0.0%
Avon International Capital plc, 6.50%, 08/15/22(b)		30	31,125

Pharmaceuticals — 0.3%
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)		93	104,365
Bausch Health Cos., Inc.(b):
5.88%, 05/15/23		101	102,515
6.13%, 04/15/25		761	790,013
9.00%, 12/15/25		655	735,369
5.75%, 08/15/27		425	461,523
7.00%, 01/15/28		501	540,454
7.25%, 05/30/29		561	617,801
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)		155	160,037
Jubilant Pharma Ltd., 6.00%, 03/05/24		200	207,250
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		168	159,600

			3,878,927

Professional Services — 0.2%(b)
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26		949	1,037,660
10.25%, 02/15/27		387	424,257
Jaguar Holding Co. II, 6.38%, 08/01/23		1,220	1,262,700

			2,724,617

Real Estate Management & Development — 2.6%
Agile Group Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(d)(g)		200	198,188
Alam Synergy Pte. Ltd.:
11.50%, 04/22/21		200	202,875
6.63%, 04/24/22		200	175,560
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24		400	326,932
Central China Real Estate Ltd.:
7.33%, 01/27/20		200	200,100
6.50%, 03/05/21		600	597,978
6.75%, 11/08/21		250	248,720
7.25%, 04/24/23		350	345,188
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		200	205,500
8.60%, 04/08/24		600	611,250
China Aoyuan Group Ltd.:
7.50%, 05/10/21		200	205,800
8.50%, 01/23/22		200	210,500
7.95%, 02/19/23		1,000	1,047,984
China Evergrande Group:
6.25%, 06/28/21		200	187,250
9.50%, 04/11/22		235	222,476
4.25%, 02/14/23(i)	HKD	4,000	461,176

Security		Par (000)	Value

Real Estate Management & Development (continued)
10.00%, 04/11/23	USD	500	$465,000
8.75%, 06/28/25		200	167,500
China SCE Group Holdings Ltd., 7.25%, 04/19/23		900	902,744
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		300	302,250
5.50%, 01/23/22		400	401,000
6.55%, 03/28/24		350	352,601
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		600	626,118
Easy Tactic Ltd.:
8.63%, 02/27/24		800	795,750
8.13%, 07/11/24		200	195,000
Excel Capital Global Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(d)(g)		700	712,943
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	194,250
15.00%, 12/18/21		200	209,375
11.75%, 04/17/22		600	585,000
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		83	78,449
Future Land Development Holdings Ltd.:
6.50%, 09/12/20		200	198,625
7.50%, 01/22/21		200	199,812
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		200	206,162
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	182,188
Greenland Global Investment Ltd., (LIBOR USD 3 Month + 4.85%), 6.96%, 09/26/21(d)		200	204,445
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		107	111,547
Hopson Development Holdings Ltd., 7.50%, 06/27/22		350	354,375
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		47	48,821
Jababeka International BV, 6.50%, 10/05/23		400	354,500
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		200	206,776
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	184,500
Jinke Properties Group Co. Ltd., 8.38%, 06/20/21		450	447,750
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22		550	521,297
11.50%, 01/30/23		500	495,000
9.38%, 06/30/24		200	180,125
KWG Group Holdings Ltd., 7.88%, 09/01/23		600	615,845
Logan Property Holdings Co. Ltd.:
6.88%, 04/24/21		300	307,881
6.50%, 07/16/23		500	510,625
Modern Land China Co. Ltd., 12.85%, 10/25/21		200	188,500
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		400	351,124
New Metro Global Ltd., 6.50%, 04/23/21		400	394,152
Newmark Group, Inc., 6.13%, 11/15/23		37	40,354
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(d)(g)		200	200,875
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		500	499,955
6.95%, 04/17/21		200	201,798
Redco Properties Group Ltd., 13.50%, 01/21/20		245	246,914
Redsun Properties Group Ltd., 10.50%, 10/03/22		500	468,750
RKPF Overseas 2019 A Ltd., 7.88%, 02/01/23		400	425,443
Ronshine China Holdings Ltd.:
8.75%, 10/25/22		765	779,344
8.95%, 01/22/23		615	626,339

11

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Scenery Journey Ltd., 11.00%, 11/06/20	USD	400	$410,000
Shimao Property Holdings Ltd., 6.38%, 10/15/21		550	576,125
Shui On Development Holding Ltd., 6.25%, 11/28/21		400	408,458
Sunac China Holdings Ltd.:
6.88%, 08/08/20		200	202,313
7.88%, 02/15/22		400	409,115
7.25%, 06/14/22		260	262,275
Times China Holdings Ltd.:
6.25%, 01/23/20		200	200,937
7.63%, 02/21/22		200	206,730
6.75%, 07/16/23		800	803,750
VLL International, Inc., 5.75%, 11/28/24		200	207,750
Wanda Group Overseas Ltd., 7.50%, 07/24/22		670	664,138
WeWork Cos., Inc., 7.88%, 05/01/25(b)		95	80,513
Xinyuan Real Estate Co. Ltd., 7.75%, 02/28/21		200	168,500
Yango Justice International Ltd., 7.50%, 11/16/20		500	486,875
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23		600	611,813
6.80%, 02/27/24		660	667,631
Yuzhou Properties Co. Ltd.:
6.00%, 10/25/23		400	379,750
8.50%, 02/26/24		1,000	1,017,812
8.38%, 10/30/24		200	202,000
Zhenro Properties Group Ltd., 9.15%, 03/08/22		600	609,000

			29,764,764

Road & Rail — 0.2%
Algeco Global Finance plc, 8.00%, 02/15/23(b)		474	466,890
Avis Budget Car Rental LLC, 5.75%, 07/15/27(b)		131	133,948
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)		60	61,800
Hertz Corp. (The), 7.63%, 06/01/22(b)		195	202,556
Lima Metro Line 2 Finance Ltd., 4.35%, 04/05/36(b)		200	212,500
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28		200	212,010
Rumo Luxembourg SARL, 7.38%, 02/09/24(b)		600	642,780
Uber Technologies, Inc.(b):
7.50%, 11/01/23		68	69,207
7.50%, 09/15/27		177	174,345

			2,176,036

Semiconductors & Semiconductor Equipment — 0.0%
Global A&T Electronics Ltd., 8.50%, 01/12/23		200	187,000

Software — 0.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		282	298,920
Ascend Learning LLC:
6.88%, 08/01/25(b)		1,172	1,223,742
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		1,560	1,596,192
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		919	992,520
RP Crown Parent LLC, 7.38%, 10/15/24(b)		621	644,170
Solera LLC, 10.50%, 03/01/24(b)		659	689,479
Veritas US, Inc., 7.50%, 02/01/23(b)		400	393,000

			5,838,023

Specialty Retail — 0.2%
eG Global Finance plc(b):
6.75%, 02/07/25		200	200,000
8.50%, 10/30/25		200	210,076
Murphy Oil USA, Inc., 4.75%, 09/15/29		83	86,631

Security		Par (000)	Value

Specialty Retail (continued)
Penske Automotive Group, Inc., 5.50%, 05/15/26	USD	156	$163,020
PetSmart, Inc.(b):
7.13%, 03/15/23		71	65,675
5.88%, 06/01/25		450	443,309
SRS Distribution, Inc., 8.25%, 07/01/26(b)		339	339,000
Staples, Inc.(b):
7.50%, 04/15/26		475	494,095
10.75%, 04/15/27		76	79,040

			2,080,846

Technology Hardware, Storage & Peripherals — 0.0%
NCR Corp.(b):
5.75%, 09/01/27		53	54,325
6.13%, 09/01/29		432	452,520

			506,845

Textiles, Apparel & Luxury Goods — 0.0%
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	135,769

Thrifts & Mortgage Finance — 0.1%
Mongolian Mortgage Corp. HFC LLC:
9.75%, 01/29/22		800	780,500
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		75	79,500
9.13%, 07/15/26		449	492,216

			1,352,216

Trading Companies & Distributors — 0.0%(b)
Beacon Roofing Supply, Inc., 4.88%, 11/01/25		10	9,825
Fortress Transportation & Infrastructure Investors LLC:
6.75%, 03/15/22		10	10,413
6.50%, 10/01/25		19	19,190

			39,428

Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(b)		358	374,110
Royal Capital BV, 5.88%(g)		200	202,688

			576,798

Wireless Telecommunication Services — 0.5%
C&W Senior Financing DAC, 6.88%, 09/15/27(b)		661	695,702
Connect Finco SARL, 6.75%, 10/01/26(b)		745	773,869
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		321	337,852
SoftBank Group Corp., (USD Swap Rate 5 Year + 4.85%), 6.87%(d)(g)		300	283,500
Sprint Corp.:
7.88%, 09/15/23		208	229,580
7.13%, 06/15/24		114	123,690
7.63%, 02/15/25		274	301,058
7.63%, 03/01/26		69	76,331
T-Mobile USA, Inc., 4.75%, 02/01/28		41	43,204
Vodafone Group plc, (USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(d)		2,305	2,670,015
Xplornet Communications, Inc., 9.62%, (9.62% Cash or 10.63% PIK), 06/01/22(b)(h)		323	329,021

			5,863,822

Total Corporate Bonds — 24.2% (Cost: $275,877,890)			282,014,961

12

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity-Linked Notes — 17.8%

Aerospace & Defense — 0.9%
Citigroup Global Markets Holdings, Inc. (Northrop Grumman Corp.), 14.99%, 12/05/19(b)	USD	10	$3,332,511
Royal Bank of Canada (L3Harris Technologies, Inc.), 9.74%, 12/10/19		18	3,714,233
Wells Fargo & Co. (Lockheed Martin Corp.), 13.82%, 12/09/19		9	3,363,644

			10,410,388

Airlines — 0.5%
Canadian Imperial Bank of Commerce (JetBlue Airways Corp.), 14.19%, 12/09/19		134	2,569,849
Royal Bank of Canada (Delta Air Lines, Inc.), 15.24%, 11/27/19(b)		61	3,388,201

			5,958,050

Automobiles — 0.3%
Merrill Lynch International & Co. (General Motors Co.), 13.75%, 12/10/19(b)		97	3,603,513

Banks — 1.1%
Citigroup Global Markets Holdings, Inc. (Bank of America Corp.), 11.01%, 01/15/20(b)		109	3,362,862
Citigroup Global Markets Holdings, Inc. (Citizens Financial Group, Inc.), 14.30%, 01/16/20(b)		94	3,316,845
Nomura Bank International plc (Citigroup Capital XIII), 17.14%, 11/27/19		46	3,302,046
Royal Bank of Canada (JPMorgan Chase & Co.), 7.40%, 11/27/19(b)		27	3,365,558

			13,347,311

Beverages — 0.4%
Credit Suisse AG (Diageo plc), 12.45%, 11/05/19	GBP	101	4,146,795

Capital Markets — 0.3%
Royal Bank of Canada (Goldman Sachs Group, Inc. (The)), 8.61%, 11/27/19(b)	USD	16	3,408,439

Chemicals — 1.2%
BNP Paribas SA (Ecolab, Inc.), 6.24%, 12/09/19		19	3,708,813
Citigroup Global Markets Holdings, Inc. (Air Products & Chemicals, Inc.), 9.87%, 11/06/19(b)		15	3,290,896
Credit Suisse AG (Air Liquide SA), 8.75%, 11/05/19	EUR	25	3,308,316
Nomura Bank International plc (PPG Industries, Inc.):
7.78%, 01/15/20	USD	13	1,663,148
7.80%, 01/16/20		13	1,663,195

			13,634,368

Commercial Services & Supplies — 0.3%
UBS AG (Copart, Inc.), 16.60%, 11/15/19		41	3,401,811

Communications Equipment — 0.6%(b)
Royal Bank of Canada (Cisco Systems, Inc.), 12.47%, 11/13/19		70	3,333,268
Shell International Finance BV (Motorola Solutions, Inc.), 10.69%, 12/11/19		22	3,717,234

			7,050,502

Construction Materials — 0.3%
Merrill Lynch International & Co. (Martin Marietta Materials, Inc.), 9.21%, 12/09/19(b)		14	3,646,668

Security		Par (000)	Value

Consumer Finance — 0.6%
Royal Bank of Canada (Discover Financial Services)(b):
13.93%, 12/06/19	USD	23	$1,848,401
13.07%, 12/09/19		23	1,848,089
Wells Fargo & Co. (American Express Co.), 9.19%, 12/09/19		28	3,267,566

			6,964,056

Containers & Packaging — 0.3%
Shell International Finance BV (Ball Corp.), 13.13%, 12/11/19(b)		53	3,700,192

Diversified Telecommunication Services — 0.3%
Merrill Lynch International & Co. (AT&T, Inc.), 6.15%, 12/06/19		96	3,715,872

Electrical Equipment — 0.3%
BNP Paribas SA (Eaton Corp. plc), 11.91%, 12/09/19		41	3,693,642

Entertainment — 0.3%
Merrill Lynch International & Co. (Electronic Arts, Inc.), 10.49%, 12/10/19		39	3,724,103

Equity Real Estate Investment Trusts (REITs) — 0.3%
Shell International Finance BV (American Tower Corp.), 8.72%, 12/11/19(b)		17	3,717,343

Food Products — 0.3%
Royal Bank of Canada (Mondelez International, Inc.), 6.81%, 12/10/19(b)		71	3,690,739

Health Care Equipment & Supplies — 0.6%
BNP Paribas SA (Danaher Corp.), 10.91%, 12/05/19		24	3,338,832
Merrill Lynch International & Co. (Stryker Corp.), 9.09%, 12/10/19		17	3,718,444

			7,057,276

Health Care Providers & Services — 0.3%
BNP Paribas SA (Anthem, Inc.), 14.31%, 12/10/19		13	3,383,998

Hotels, Restaurants & Leisure — 1.1%
Citigroup Global Markets Holdings, Inc. (Dunkin’ Brands Group, Inc.), 12.31%, 12/13/19(b)		19	1,511,673
Royal Bank of Canada (Chipotle Mexican Grill, Inc.), 9.85%, 12/06/19(b)		5	3,727,860
Royal Bank of Canada (Royal Caribbean Cruises Ltd.), 12.19%, 12/10/19		34	3,713,602
Shell International Finance BV (Starbucks Corp.), 9.44%, 12/11/19(b)		44	3,720,418

			12,673,553

Household Durables — 0.9%
Merrill Lynch International & Co. (Lennar Corp.), 12.14%, 12/06/19		61	3,649,821
Merrill Lynch International & Co. (Toll Brothers, Inc.):
12.79%, 11/29/19		47	1,770,494
12.57%, 12/02/19		47	1,771,557
Royal Bank of Canada (PulteGroup, Inc.), 13.15%, 12/06/19(b)		93	3,662,195

			10,854,067

Industrial Conglomerates — 0.6%
BNP Paribas SA (Honeywell International, Inc.), 8.08%, 01/24/20		20	3,438,243
Citigroup Global Markets Holdings, Inc. (Roper Technologies, Inc.), 12.59%, 12/05/19(b)		10	3,322,881

			6,761,124

13

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance — 0.6%
Merrill Lynch International & Co. (Great Eastern Holdings Ltd.), 12.34%, 12/10/19	USD	373	$3,761,988
Royal Bank of Canada (MetLife, Inc.), 13.36%, 12/20/19(b)		80	3,724,581

			7,486,569

Interactive Media & Services — 0.3%
UBS AG (IAC), 16.50%, 11/16/19		14	3,199,871

IT Services — 1.2%
Citigroup Global Markets Holdings, Inc. (PayPal Holdings, Inc.), 8.95%, 12/05/19(b)		31	3,236,518
Merrill Lynch International & Co. (Akamai Technologies, Inc.), 11.82%, 12/09/19(b)		42	3,670,854
Nomura Bank International plc (Mastercard, Inc.), 8.13%, 12/09/19		13	3,696,304
Royal Bank of Canada (International Business Machines Corp.), 16.90%, 12/06/19(b)		27	3,660,561

			14,264,237

Life Sciences Tools & Services — 0.3%
UBS AG (Waters Corp.), 9.60%, 12/09/19		17	3,673,416

Machinery — 0.6%
BNP Paribas SA (Ingersoll-Rand plc), 11.24%, 12/10/19		29	3,693,320
Citigroup Global Markets Holdings, Inc. (Dover Corp.), 9.10%, 01/24/20(b)		32	3,332,270

			7,025,590

Media — 0.2%
Merrill Lynch International & Co. (Interpublic Group of Cos., Inc. (The)), 17.44%, 12/09/19		117	2,531,908

Multiline Retail — 0.6%
Citigroup Global Markets Holdings, Inc. (Target Corp.), 10.99%, 11/15/19(b)		30	3,256,254
Societe Generale SA (Dollar General Corp.), 9.40%, 11/27/19		21	3,388,940

			6,645,194

Oil, Gas & Consumable Fuels — 0.3%
Nomura Bank International plc (Occidental Petroleum Corp.), 22.06%, 11/04/19		73	2,945,983

Pharmaceuticals — 0.9%
BNP Paribas SA (Merck & Co, Inc.), 8.19%, 12/09/19		44	3,708,892
Merrill Lynch International & Co. (Eli Lilly & Co.), 12.31%, 12/05/19		30	3,387,485
UBS AG (Johnson & Johnson), 13.50%, 11/27/19		25	3,269,572

			10,365,949

Software — 0.3%
UBS AG (Microsoft Corp.), 11.50%, 12/05/19		24	3,306,068

Specialty Retail — 0.6%
Citigroup Global Markets Holdings, Inc. (Ross Stores, Inc.), 10.58%, 11/15/19(b)		30	3,323,461
UBS AG (O’Reilly Automotive, Inc.), 8.70%, 12/05/19		8	3,297,744

			6,621,205

Textiles, Apparel & Luxury Goods — 0.1%
Credit Suisse AG (Kering SA), 20.25%, 11/12/19	EUR	2	1,042,627

Total Equity-Linked Notes — 17.8% (Cost: $207,715,291)			207,652,427

Security		Par (000)	Value

Floating Rate Loan Interests — 0.0%(j)

Oil, Gas & Consumable Fuels — 0.0%
CITGO Holding, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.04%, 08/01/23(k)	USD	200	$201,500

Total Floating Rate Loan Interests — 0.0% (Cost: $203,384)			201,500

Foreign Agency Obligations — 0.3%

Argentina — 0.1%
YPF SA, 8.50%, 07/28/25		667	528,264

China — 0.0%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	100	110,554
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(d)(g)	USD	200	201,000
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	193,350

			504,904

Colombia — 0.0%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		253	264,050

India — 0.1%
Power Finance Corp. Ltd., 3.75%, 12/06/27		370	373,006
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		400	418,125

			791,131

Indonesia — 0.0%
Perusahaan Listrik Negara PT:
6.15%, 05/21/48		200	251,246
4.88%, 07/17/49		200	213,250

			464,496

Mexico — 0.1%
Petroleos Mexicanos:
6.38%, 02/04/21		200	209,600
6.50%, 03/13/27		319	338,289
5.35%, 02/12/28		34	33,575

			581,464

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 3.50%, 04/16/29(b)		225	232,840

Sri Lanka — 0.0%
SriLankan Airlines Ltd., 7.00%, 06/25/24		400	398,706

Total Foreign Agency Obligations — 0.3% (Cost: $3,785,072)			3,765,855

Foreign Government Obligations — 2.1%

Argentina — 0.0%
Republic of Argentina:
6.88%, 04/22/21		252	113,636
4.63%, 01/11/23		126	50,794

			164,430

Colombia — 0.3%
Republic of Colombia:
4.38%, 07/12/21		324	335,846
8.13%, 05/21/24		451	558,113
4.50%, 01/28/26		1,497	1,640,151
3.88%, 04/25/27		409	435,329

			2,969,439

14

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Dominican Republic — 0.1%
Republic of Dominican, 5.50%, 01/27/25	USD	476	$509,171

Egypt — 0.4%
Arab Republic of Egypt:
5.75%, 04/29/20(b)		950	963,359
5.75%, 04/29/20		913	925,839
16.00%, 06/11/22	EGP	3,601	230,969
14.30%, 09/03/22		7,790	481,796
5.58%, 02/21/23(b)	USD	312	321,279
7.60%, 03/01/29(b)		298	315,880
6.38%, 04/11/31(b)	EUR	141	163,793
8.50%, 01/31/47(b)	USD	1,050	1,102,828

			4,505,743

Indonesia — 0.3%
Republic of Indonesia:
4.75%, 01/08/26		926	1,022,651
8.38%, 09/15/26	IDR	17,254,000	1,342,265
3.50%, 01/11/28	USD	250	260,156
4.10%, 04/24/28		740	798,044

			3,423,116

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		200	191,850

Mexico — 0.2%
United Mexican States:
3.63%, 03/15/22		640	661,800
4.15%, 03/28/27		413	442,168
3.75%, 01/11/28		650	677,828
8.30%, 08/15/31		35	51,560

			1,833,356

Nigeria — 0.1%
Federal Republic of Nigeria:
6.38%, 07/12/23		239	251,473
7.63%, 11/21/25		782	851,891

			1,103,364

Paraguay — 0.0%
Republic of Paraguay, 5.40%, 03/30/50(b)		355	402,703

Qatar — 0.2%
State of Qatar:
4.50%, 04/23/28		1,110	1,269,563
4.00%, 03/14/29(b)		1,095	1,217,161

			2,486,724

Russia — 0.1%
Russian Federation:
4.75%, 05/27/26		800	880,000
4.25%, 06/23/27		600	643,800

			1,523,800

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.38%, 04/16/29(b)		209	233,453
4.50%, 04/17/30		800	906,000
Saudi Arabian Oil Co., 3.50%, 04/16/29		480	496,725

			1,636,178

South Africa — 0.1%
Republic of South Africa, 5.88%, 05/30/22		1,063	1,144,718

Sri Lanka — 0.1%
Republic of Sri Lanka:
6.25%, 10/04/20		400	406,375

Security	Par (000)		Value

Sri Lanka (continued)
5.88%, 07/25/22	USD	200	$201,750
7.85%, 03/14/29		450	463,500

			1,071,625

Ukraine — 0.1%
Republic of Ukraine:
7.75%, 09/01/22		126	133,938
7.75%, 09/01/23		237	253,590
8.99%, 02/01/24		227	252,310
9.75%, 11/01/28		252	299,959

			939,797

Total Foreign Government Obligations — 2.1% (Cost: $22,877,144)			23,906,014

	Shares

Investment Companies — 20.3%
BlackRock Allocation Target Shares- BATS Series A*		5,844,479	58,970,794
BlackRock Floating Rate Income Portfolio, Class K*		9,756,074	96,585,131
DCP Midstream LP		57,257	1,310,613
iShares Core Dividend Growth ETF(l)*		277,869	11,089,752
iShares Core S&P 500 ETF*		76,851	23,437,250
iShares Edge MSCI USA Value Factor ETF*		88,598	7,475,013
iShares iBoxx $ High Yield Corporate Bond ETF(l)*		397,114	34,473,466
Noble Midstream Partners LP		8,999	217,056
NuStar Energy LP		38,944	1,084,980
Western Midstream Partners LP		89,209	1,896,583

Total Investment Companies — 20.3% (Cost: $236,249,113)			236,540,638

	Par (000)

Non-Agency Mortgage-Backed Securities — 3.0%

Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust(a):
Series 2005-16, Class A1, 4.03%, 06/25/35		66	63,836
Series 2005-72, Class A3, 2.42%, 01/25/36		126	110,747
Series 2006-OA14, Class 1A1, 4.12%, 11/25/46		116	103,224
Series 2006-OA8, Class 1A1, 2.01%, 07/25/46		282	276,063
Series 2007-OA3, Class 1A1, 1.96%, 04/25/47		303	290,077
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 3.31%, 11/25/46(a)		1,035	507,063
Banc of America Mortgage Trust, Series 2007- 4, Class 1A1, 6.25%, 12/28/37		71	68,541
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A13, 5.75%, 02/25/37		459	451,164
CSMC Trust(a)(b):
Series 2018-RPL8, Class A1, 4.12%, 07/25/58		292	294,233
Series 2019-JR1, Class A1, 4.10%, 09/27/66		347	347,776
GSR Mortgage Loan Trust, Series 2006-OA1, Class 1A1, 2.04%, 08/25/46(a)		459	180,985
Impac CMB Trust, Series 2005-6, Class 1A1, 2.32%, 10/25/35(a)		322	319,044
Reperforming Loan REMIC Trust, Series 2005- R2, Class 1AF1, 2.16%, 06/25/35(a)(b)		74	70,889

15

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1, 2.01%, 07/25/46(a)	USD	111	$95,840
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)		588	532,871

			3,712,353

Commercial Mortgage-Backed Securities — 2.6%
280 Park Avenue Mortgage Trust, Series 2017- 280P, Class E, 4.03%, 09/15/34(a)(b)		630	632,762
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.01%, 04/15/35(a)(b)		700	701,973
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 4.96%, 12/15/36(a)(b)		206	206,441
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32(a)(b)		700	707,118
BAMLL Commercial Mortgage Securities Trust(a) (b):
Series 2016-ISQ, Class E, 3.61%, 08/14/34		700	696,640
Series 2018-DSNY, Class D, 3.62%, 09/15/34		1,058	1,061,754
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(a)		113	110,384
Bayview Commercial Asset Trust, Series 2007- 4A, Class A1, 2.27%, 09/25/37(a)(b)		583	554,750
BBCMS Mortgage Trust, Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(b)		200	186,251
BBCMS Trust, Series 2015-STP, Class E, 4.28%, 09/10/28(a)(b)		200	198,365
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class B, 6.48%, 06/11/50(a)(b)		204	209,509
Benchmark Mortgage Trust(a):
Series 2018-B5, Class D, 3.11%, 07/15/51(b)		550	512,726
Series 2018-B7, Class C, 4.86%, 05/15/53		500	568,349
BWAY Mortgage Trust, Series 2015-1740, Class E, 4.45%, 01/10/35(a)(b)		500	516,086
BX Commercial Mortgage Trust(a)(b):
Series 2018-IND, Class G, 3.96%, 11/15/35		1,178	1,183,087
Series 2018-IND, Class H, 4.91%, 11/15/35		1,178	1,177,917
Series 2019-XL, Class G, 4.30%, 10/15/36		1,250	1,251,960
Series 2019-XL, Class J, 4.65%, 10/15/36		1,250	1,251,569
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.49%, 04/10/29(a)(b)		280	283,917
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.79%, 04/10/28(a)(b)		410	411,676
Citigroup Commercial Mortgage Trust(a):
Series 2016-C1, Class D, 4.95%, 05/10/49(b)		110	114,284
Series 2018-C6, Class C, 5.07%, 11/10/51		361	414,031
Commercial Mortgage Trust:
Series 2014-UBS4, Class C, 4.64%, 08/10/47(a)		370	386,544
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		266	251,903
Series 2015-LC21, Class C, 4.30%, 07/10/48(a)		700	739,286
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		700	660,695
Series 2018-HCLV, Class B, 3.32%, 09/15/33(a)(b)		400	399,624
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class D, 4.89%, 11/15/51(a)(b)		457	483,834
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.49%, 08/10/49(a)(b)		469	454,632

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)	USD	420	$417,468
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(b)		500	504,215
GS Mortgage Securities Corp. Trust(a)(b):
Series 2017-500K, Class G, 4.41%, 07/15/32		30	29,761
Series 2018-HULA, Class D, 3.71%, 07/15/25		257	257,310
GS Mortgage Securities Trust:
Series 2015-GC32, Class D, 3.35%, 07/10/48		360	343,152
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		560	522,033
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class C, 3.89%, 03/15/50(a)		467	488,110
Series 2019-COR5, Class D, 3.00%, 06/13/52(b)		2,000	1,829,027
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class C, 4.51%, 03/15/50(a)		135	145,711
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class D, 4.24%, 01/15/49(a)		500	508,409
Series 2015-JP1, Class E, 4.24%, 01/15/49(a)(b)		371	359,145
Series 2015-UES, Class E, 3.62%, 09/05/32(a)(b)		500	500,568
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(b)		490	507,902
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 05/15/31(a)(b)		150	150,644
MAD Mortgage Trust, Series 2017-330M, Class E, 4.03%, 08/15/34(a)(b)		270	270,978
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.60%, 07/12/38(a)		160	162,669
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		222	215,408
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		450	427,031
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.45%, 07/13/29(a)(b)		700	701,988
Series 2015-MS1, Class D, 4.03%, 05/15/48(a)(b)		700	675,873
Series 2017-HR2, Class D, 2.73%, 12/15/50		250	228,214
Series 2018-H3, Class C, 4.85%, 07/15/51(a)		320	353,125
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		330	335,907
Series 2018-SUN, Class F, 4.46%, 07/15/35(a)(b)		450	451,971
Prima Capital CRE Securitization Ltd., Series 2016-6A, Class C, 4.00%, 08/24/40(b)(c)		2,000	1,987,400
USDC, Series 2018-USDC, Class F, 4.49%, 05/13/38(a)(b)		280	286,342
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS4, Class D, 3.60%, 12/15/48(a)		151	153,361
Series 2017-C39, Class C, 4.12%, 09/15/50		113	119,295
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(b)		492	436,778
Series 2018-C44, Class C, 4.84%, 05/15/51(a)		170	185,992

16

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-C44, Class D, 3.00%, 05/15/51(b)	USD	240	$224,802
Series 2018-C45, Class C, 4.73%, 06/15/51		110	118,793

			30,227,449

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.34%, 10/15/48(a)(b)		4,650	336,009

Total Non-Agency Mortgage-Backed Securities — 3.0% (Cost: $32,462,736)			34,275,811

Preferred Securities — 5.1%

Capital Trusts — 2.9%

Banks — 1.4%(g)(j)
Bank of America Corp.:
Series X, 6.25%		4,543	5,024,558
Series AA, 6.10%		500	553,392
CIT Group, Inc., Series A, 5.80%		185	189,856
Fifth Third Bancorp, Series J, 5.23%		1,600	1,602,000
JPMorgan Chase & Co.:
Series S, 6.75%		825	920,477
Series FF, 5.00%		2,560	2,662,400
M&T Bank Corp., Series F, 5.12%		625	667,187
SunTrust Banks, Inc.:
Series G, 5.05%		2,130	2,167,275
Series H, 5.12%		2,450	2,502,063
Wells Fargo & Co., Series S, 5.90%		200	216,000

			16,505,208

Capital Markets — 0.4%(g)(j)
Bank of New York Mellon Corp. (The), Series F, 4.62%		1,225	1,269,112
Goldman Sachs Group, Inc. (The):
Series M, 5.38%		390	395,682
Series P, 5.00%		555	550,560
Series O, 5.30%		145	155,252
Morgan Stanley, Series H, 5.61%		100	100,600
Northern Trust Corp., Series D, 4.60%		1,175	1,213,187
State Street Corp., Series H, 5.63%		650	685,575

			4,369,968

Consumer Finance — 0.5%(g)(j)
Capital One Financial Corp., Series E, 5.55%		2,115	2,153,747
Discover Financial Services, Series C, 5.50%		1,200	1,233,000
General Motors Financial Co., Inc., Series A, 5.75%		2,908	2,807,994

			6,194,741

Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.13%(g)(j)		990	1,058,063

Insurance — 0.1%
Progressive Corp. (The), Series B, 5.38%(g)(j)		760	794,018

Oil, Gas & Consumable Fuels — 0.4%(g)(j)
Energy Transfer Operating LP, Series B, 6.63%		2,600	2,479,750
EnLink Midstream Partners LP, Series C, 6.00%		1,368	939,542
Plains All American Pipeline LP, Series B, 6.13%		1,155	1,077,038

			4,496,330

Total Capital Trusts — 2.9% (Cost: $33,058,256)			33,418,328

Security	Shares	Value

Preferred Stocks — 1.7%

Banks — 0.7%(j)
KeyCorp, Series E, 6.13%(g)	32,500	$974,350
US Bancorp, Series F, 6.50%(g)	26,000	711,360
Wells Fargo & Co., Series Q, 5.85%	200,000	5,386,000

		7,071,710

Capital Markets — 0.2%
Morgan Stanley, Series K, 5.85%(g)(j)	83,000	2,295,780

Consumer Finance — 0.0%
SLM Corp., Series B, 3.82%(g)(j)	3,500	191,940

Electric Utilities — 0.2%
Entergy Arkansas LLC, 4.88%	26,210	694,827
Entergy Louisiana LLC, 4.88%	4,525	119,822
Entergy Mississippi LLC, 4.90%	25,401	690,399
Entergy Texas, Inc., 5.63%	4,716	133,227

		1,638,275

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Preference)(f)	32,371	668,648

Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%(f)(g)	50,000	1,311,500

Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer Operating LP, Series E, 7.60%(g)(j)	75,000	1,896,000
Surgutneftegas PJSC (Preference)	546,235	321,391

		2,217,391

Technology Hardware, Storage & Peripherals — 0.3%
Samsung Electronics Co. Ltd. (Preference)	118,111	4,157,605

Total Preferred Stocks — 1.7% (Cost: $18,772,938)		19,552,849

Trust Preferreds — 0.5%

Capital Markets — 0.5%
State Street Corp., 3.12%, 06/15/47(j)	6,466,000	5,504,183

Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I, 3.77%, 12/21/65(b)(j)	896,000	660,800

Consumer Finance — 0.0%
ILFC E-Capital Trust II, 4.02%, 12/21/65(b)(j)	397,000	304,697

Total Trust Preferreds — 0.5% (Cost: $6,335,954)		6,469,680

Total Preferred Securities — 5.1% (Cost: $58,167,148)		59,440,857

	Par (000)

U.S. Government Sponsored Agency Securities — 0.1%

Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2018-K80, Class B, (LIBOR USD 1 Month + 0.00%), 4.23%, 08/25/50(b)(d)	300	326,631
Series 2018-K732, Class B, 4.06%, 05/25/25(b)(j)	200	211,004
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(j)	330	347,329

		884,964

17

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association Variable Rate Notes(j):
Series 2013-63, 0.79%, 09/16/51	USD	1,054	$53,227
Series 2016-67, 1.17%, 07/16/57		561	43,083
Series 2016-162, 0.99%, 09/16/58		2,659	209,457
Series 2017-44, 0.70%, 04/17/51		2,529	139,743
Series 2018-106, 0.49%, 04/16/60		1,679	94,860

			540,370

Total U.S. Government Sponsored Agency Securities — 0.1% (Cost: $1,375,281)			1,425,334

Total Long-Term Investments — 92.6% (Cost: $1,069,294,757)			1,079,142,896

Short-Term Securities — 18.7%

Foreign Government Obligations — 0.1%

Egypt — 0.1%
Egypt Treasury Bills, 17.83%, 05/26/20(m)	EGP	14,350	819,612

Nigeria — 0.0%
Nigeria OMO Bills, 11.63%, 02/27/20(m)	NGN	192,914	512,454

Total Foreign Government Obligations — 0.1% (Cost: $1,304,825)			1,332,066

Security	Shares	Value

Money Market Funds — 18.6%(n)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%*	187,939,488	$187,939,488
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.58%	456,000	456,000
SL Liquidity Series, LLC, Money Market Series, 2.02%(o)*	28,432,977	28,438,664

Total Money Market Funds — 18.6% (Cost: $216,834,057)		216,834,152

Total Short-Term Securities — 18.7% (Cost: $218,138,882)		218,166,218

Total Options Purchased — 0.1% (Cost: $1,703,166)		1,097,166

Total Investments — 111.4% (Cost: $1,289,136,805)		1,298,406,280

Liabilities in Excess of Other Assets — (11.4)%		(132,619,030)

Net Assets — 100.0%		$1,165,787,250

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Convertible security.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	All or a portion of the security is held by a wholly-owned subsidiary.
(l)	Security, or a portion of the security, is on loan.
(m)	Rates are discount rates or a range of discount rates as of period end.
(n)	Annualized 7-day yield as of period end.
(o)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	58,036,285	129,903,203	—	187,939,488	$187,939,488	$315,183		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	10,990,880	17,442,097	—	28,432,977	28,438,664	15,333	(c)	(1,203)	—
BlackRock Allocation Target Shares-BATS Series A	5,844,479	—	—	5,844,479	58,970,794	669,420		—	58,445
BlackRock Floating Rate Income Portfolio, Class K	8,771,178	984,896	—	9,756,074	96,585,131	1,108,371		—	(837,450)
iShares Core Dividend Growth ETF	548,436	—	(270,567)	277,869	11,089,752	69,489		534,401	(566,653)
iShares Core S&P 500 ETF	49,905	76,851	(49,905)	76,851	23,437,250	—		(81,178)	928,574
iShares Edge MSCI USA Value Factor ETF	—	88,598	—	88,598	7,475,013	—		—	(94,800)
iShares iBoxx $ High Yield Corporate Bond ETF	397,114	—	—	397,114	34,473,466	432,139		—	(47,654)

					$448,409,558	$2,609,935		$452,020	$(559,538)

18

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

19

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	660	12/19/19	$85,996	$(468,575)
U.S. Treasury Long Bond	370	12/19/19	59,709	(847,871)
EURO STOXX 50 Index	514	12/20/19	20,689	564,810
S&P 500 E-Mini Index	848	12/20/19	128,718	2,683,001
U.S. Treasury 5 Year Note	412	12/31/19	49,112	(37,677)

				1,893,688

Short Contracts
Euro-Schatz	1	12/06/19	125	680
EUR Currency	184	12/16/19	25,706	(208,641)
GBP Currency	156	12/16/19	12,633	(516,413)
JPY Currency	41	12/16/19	4,757	30,683
U.S. Treasury 10 Year Ultra Note	2	12/19/19	284	2,976

				(690,715)

				$1,202,973

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	965,389	ARS	45,218,821	JPMorgan Chase Bank NA	11/12/19	$396,107
USD	508,219	HKD	3,983,118	Bank of America NA	12/12/19	4

						396,111

USD	154,740	EUR	141,000	Citibank NA	11/06/19	(2,541)
USD	114,354	EUR	102,823	Barclays Bank plc	12/12/19	(627)

						(3,168)

	Net Unrealized Appreciation					$392,943

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
S&P 500 Index	Credit Suisse International	24,038	12/20/19	USD	3,150.00	USD	73,017	$194,708
S&P 500 Index	Citibank NA	20,389	01/17/20	USD	3,175.00	USD	61,933	268,115
S&P 500 Index	JPMorgan Chase Bank NA	17,354	01/17/20	USD	3,110.00	USD	52,714	634,343

								$1,097,166

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand
Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	120	$(1,422)	$(177)	$(1,245)
Australia & New Zealand
Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	80	(939)	(126)	(813)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	40	(522)	203	(725)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	20	(261)	109	(370)

20

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	10	$(131)	$56	$(187)

							$(3,275)	$65	$(3,340)

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	HSBC Bank plc	02/10/23	$315,418	$63,151	(b)	$379,038	0.0%
	JPMorgan Chase Bank NA	02/08/23	116,245	(245)		116,000	0.0%

				$62,906		$495,038

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:    USD 1 Month

(b)	Amount includes $(469) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of October 31, 2019, expiration date 02/10/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Switzerland
Mediclinic International plc	79,929	$379,038	100.0%

Total Reference Entity — Long		379,038

Net Value of Reference Entity — HSBC Bank plc.		$379,038

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of October 31, 2019, expiration date 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Egypt
Commercial International Bank Egypt
SAE	23,114	116,000	100.0

Total Reference Entity — Long		116,000

Net Value of Reference Entity — JPMorgan Chase Bank NA		$116,000

21

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

NGN	Nigerian Naira

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipts

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depository Receipts

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$59,320,879	$1,221,609	$60,542,488
Common Stocks:
Airlines	1,055,044	—	—	1,055,044
Automobiles	—	3,318,379	—	3,318,379
Banks	3,329,078	11,044,784	—	14,373,862
Beverages	1,602,285	—	—	1,602,285
Commercial Services & Supplies	947,268	—	—	947,268
Construction & Engineering	—	982,192	—	982,192
Construction Materials	—	1,135,579	—	1,135,579

22

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Dynamic High Income Portfolio

	Level 1	Level 2	Level 3	Total
Electric Utilities	$920,921	$—	$—	$920,921
Electronic Equipment, Instruments & Components	—	1,152,141	—	1,152,141
Entertainment	740,949	998,985	—	1,739,934
Equity Real Estate Investment Trusts (REITs)	50,549,366	14,243,535	—	64,792,901
Food & Staples Retailing	1,027,820	1,118,894	—	2,146,714
Gas Utilities	—	1,374,730	—	1,374,730
Health Care Providers & Services	656,746	373,218	—	1,029,964
Hotels, Restaurants & Leisure	—	1,862,492	—	1,862,492
Household Durables	—	1,538,893	—	1,538,893
Industrial Conglomerates	—	1,263,905	—	1,263,905
Insurance	1,000,147	2,909,146	—	3,909,293
Oil, Gas & Consumable Fuels	42,200,658	2,311,830	—	44,512,488
Pharmaceuticals	—	842,284	—	842,284
Real Estate Management & Development	—	6,632,019	—	6,632,019
Semiconductors & Semiconductor Equipment	657,043	3,096,738	—	3,753,781
Specialty Retail	1,197,153	—	—	1,197,153
Textiles, Apparel & Luxury Goods	—	940,953	—	940,953
Trading Companies & Distributors	—	1,048,471	—	1,048,471
Transportation Infrastructure	1,322,927	2,206,823	—	3,529,750
Wireless Telecommunication Services	9,326	1,764,289	—	1,773,615
Corporate Bonds(a)	—	282,014,961	—	282,014,961
Equity-Linked Notes(a)	—	207,652,427	—	207,652,427
Floating Rate Loan Interests(a)	—	201,500	—	201,500
Foreign Agency Obligations(a)	—	3,765,855	—	3,765,855
Foreign Government Obligations(a)	—	23,906,014	—	23,906,014
Investment Companies	236,540,638	—	—	236,540,638
Non-Agency Mortgage-Backed Securities	—	32,288,411	1,987,400	34,275,811
Preferred Securities:
Banks	7,071,710	16,505,208	—	23,576,918
Capital Markets	2,295,780	9,874,151	—	12,169,931
Commercial Services & Supplies	—	660,800	—	660,800
Consumer Finance	191,940	6,499,438	—	6,691,378
Diversified Financial Services	—	1,058,063	—	1,058,063
Electric Utilities	1,638,275	—	—	1,638,275
Food & Staples Retailing	668,648	—	—	668,648
Insurance	1,311,500	794,018	—	2,105,518
Oil, Gas & Consumable Fuels	1,896,000	4,817,721	—	6,713,721
Technology Hardware, Storage & Peripherals	—	4,157,605	—	4,157,605
U.S. Government Sponsored Agency Securities	—	1,425,334	—	1,425,334
Short-Term Securities:
Foreign Government Obligations(a)	—	1,332,066	—	1,332,066
Money Market Funds	188,395,488	—	—	188,395,488
Options Purchased:
Equity contracts	—	1,097,166	—	1,097,166

Subtotal	$547,226,710	$719,531,897	$3,209,009	$1,269,967,616

Investments Valued at Net Asset Value (“NAV”)(b)				28,438,664

Total Investments				$1,298,406,280

Derivative Financial Instruments(c)
Assets:
Equity contracts	$3,247,811	$63,151	$—	$3,310,962
Foreign currency exchange contracts	30,683	396,111	—	426,794
Interest rate contracts	3,656	—	—	3,656
Liabilities:
Credit contracts	—	(3,340)	—	(3,340)
Equity contracts	—	(245)	—	(245)
Foreign currency exchange contracts	(725,054)	(3,168)	—	(728,222)
Interest rate contracts	(1,354,123)	—	—	(1,354,123)

	$1,202,973	$452,509	$—	$1,655,482

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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